Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 10, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Total short-term borrowings | $	$ 0			$ 0
Amount of drew down		¥ 3,000
4.55% Industrial & Commercial Bank of China
Short-term Debt [Line Items]
Principal Amount			¥ 3,000
Interest rate per annum			4.55%